DERIVATIVES - Derivatives Designated as Cash Flow Hedges And Derivative Hedges (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Designated as Hedging Instrument | Derivatives designated as cash flow hedges
Derivative [Line Items]
Gain / (loss) recognized in OCI	$ (2,605)	$ (2,605)